STOCK BASED COMPENSATION (Details 3) - Stock Compensation Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Shares, Vested	2,808,359
Shares, Non-vested	0
Shares, Total	2,808,259	0
Weighted Average Grant Date Fair Value per Share, Vested	$ 0.12
Weighted Average Grant Date Fair Value per Share, Non-vested	0.00
Weighted Average Grant Date Fair Value per Share, Total	$ 0.12
Weighted Average Grant Date Fair Value, Vested	$ 73,435
Weighted Average Grant Date Fair Value, Non-vested	0
Weighted Average Grant Date Fair Value, Total	$ 73,435